Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS

a.	Conversion of the Third SAFE:

(1)	Third SAFE dated March 2020 - In March 2021, in the absence of qualified financing during the 12 months following the effective date of such Third SAFE, the Company converted the investment provided to it under the Third SAFE dated March 2020 into an aggregate of 281,304 Ordinary Shares of the Company at a price per share of $1.526.

(2)	Third SAFE dated May 2020 - March 2021, Oz.tz. Properties Ltd and SPiCE Venture Capital Pte. Ltd., who originally were entitled to convert their loan in May 2021, requested the Company for early conversion of their SAFEs, this request was approved by the Company’s board of directors and accordingly converted into an aggregate of 98,296 Ordinary Shares of the Company at a price per share of $1.526.

b.	Asset purchase agreement with OFN:

On January 12, 2021, the Company entered into an asset purchase agreement with Openfinance Holdings, Inc. and certain subsidiaries of Openfinance Holdings, Inc. (collectively, “OFN” and the “Asset Purchase Agreement”). Pursuant to the Asset Purchase Agreement, the Company acquired various assets of OFN, including the entire share capital of Openfinance Securities, LLC (“OFN Securities”), a Pennsylvania corporation, who holds FINRA Broker Dealer permit and Alternative Trading System permit in the United States, in consideration of $1,180. In addition, following 6 months and 12 months from the closing and contingent upon the continued operation of the trading platform, the Company shall pay additional payments of $400 each. The first additional payments may be reduced to $200, subject to the number of issuers contracted to be listed on the trading platform between the time of the closing and the date of payment. In addition, the Company shall grant OFN a warrant to purchase 500,000 INX Tokens and additional warrants to INX Tokens, equal to 35,000 Tokens multiplied by the number of full months commencing as of June 1, 2020 and until the consummation of the transaction. The warrants underlying the Grant shall be exercisable during a period of 24 months as of the closing, with an exercise price of $ 0.07 per token. In addition, OFN will be entitled to additional consideration in a way of a split of the platform generated profit as follows: 33% in the first and second years of operations, 20% and 10% in the third and fourth years of operations, respectively. Following closing of the Asset Purchase Agreement, OFN Securities shall also become a wholly-owned subsidiary of the Company. The closing thereof is subject to regulatory approvals. In the event that FINRA shall approve the change of control in OFN Securities and its sale to the Company, the Company is likely to be able to use OFN Securities’s Broker Dealer permit and Alternative Trading System permit for its purposes and shall no longer be required to obtain an independent Broker Dealer permit and Alternative Trading System permit.

c.	Letter of Intent and plan of merger:

On February 22, 202 the Company entered into a non-binding Letter of Intent with Valdy Investments Ltd. (TSXV: VLDY.P) (“Valdy”), a Capital Pool Company (CPC) incorporated under the laws of British Columbia, Canada, registered for trade on the TSX Venture Exchange (the “Exchange”) (the “LOI”). The LOI contemplates a merger/share exchange between the Company and Valdy, subject to the approval of the Exchange and the satisfaction of other conditions to be contained in the agreements between the Company and Valdy in connection with this transaction (the “Valdy Transaction”). At the closing of the Valdy Transaction, current holders of shares and option to purchase shares of the Company will be issued an aggregate of 175,000,000 common shares of the combined entity in exchange for their outstanding shares and option to purchase shares of the Company. The shareholders of Valdy shall receive 5,000,000 common shares of the combined entity. Additional securities of the combined entity will be issued to consultants of the Company (including the investment banks who facilitate the transaction) as set forth in the LOI. The Valdy Transaction shall be consummated pursuant to the terms of a securities exchange agreement, which terms are currently negotiated between the Company, Valdy and its principal shareholders and the shareholders and option holders of the Company. The Valdy Transaction was approved by the shareholders of the Company on March 18, 2021.

In parallel to the negotiation with respect to the final terms and conditions of the Valdy Transaction, the Company plans to complete an equity financing by way of a brokered private placement of subscription receipts which will entitle such purchasers to receive a unit comprised of one Ordinary share and one half of one warrant to purchase an Ordinary Share. The Ordinary shares and warrants issued pursuant to the subscription receipts will be exchanged for comparable securities of Valdy on closing of the Valdy Transaction.

d.	Agreement with Mr. Itai Avenri:

Effective January 4, 2021, Mr. Avneri and the Company entered into a Services Agreement (the “Avneri Services Agreement”), pursuant to which Mr. Avneri shall serve as Company’s Chief Operating Officer. The Avneri Services Agreement further envisions that Mr. Avneri will enter into an employment agreement with the Company.

Pursuant to the Avneri Services Agreement, Mr. Avneri receives monthly payment of approximately $31. Subject to the discretion of our Board and the discretion of the CEO of the Company, Mr. Avneri may be entitled to an annual bonus payment in the amount equal to 2-5 monthly payments. In addition, Mr. Avneri was granted with an option to purchase 180, 000 INX Tokens at a price of $0.09 per each Token and will be entitled to an option to purchase additional 180,000 INX Tokens upon the execution of the Avneri Employment Agreement with the Company. In addition, upon and subject to the adoption of a Share Ownership and Award Plan by the Company, Mr. Avneri shall receive an option to purchase 269,640 Ordinary Shares of the Company, at a price per share equal to the fair value at the shares subject to vesting over a period of four year from the grant date, subject to the continuous engagement of Mr. Avneri with the Company.

e.	Employment Agreement with Mr. Emiliano Rios Caban:

On January 6, 2021, INX Digital entered into an employment agreement with Mr. Emiliano Rios Caban (known as Jon Rios) (the “Rios Employment Agreement”), pursuant to which Mr. Rios serve as the Chief Compliance Officer of INX Digital, the Company and its affiliated companies. If the Rios Employment Agreement is terminated without cause or good reason, as such terms are defined in the Rios Employment Agreement, INX Digital shall continue to pay Mr. Rios a base salary for twelve months following the termination date. Mr. Rios will receive an annual base salary of $195 and is eligible to earn an annual performance-based bonus in the amount of $50 upon the achievement of certain goals which shall be established by the INX Digital Board of Directors. In addition, Mr. Rios was granted an option to purchase 150,000 INX Tokens at a price of $0.9 per Token.

f.	Conversion of Convertible Loans

On February 25, 2021, holders of Convertible Loans (see Note 6) exercised their right under the loan agreements and converted the outstanding principal and interest amounts of the loan agreement into 956,333 Ordinary Shares of the Company.

g.	Share Ownership and Award Plan

The Company’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) (the “Share Ownership and Award Plan” or the “Plan”) and Company’s shareholders approved the Plan on February 22, 2021. The Plan provides for the grant of options to purchase Ordinary Shares and restricted shares to such employees, directors and consultants engaged by the Company or any of its affiliates. The Plan further provides for the grant of options and restricted shares to service providers who are not Gibraltar citizens, and includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted shares to such foreign grantees. Subject to certain capitalization adjustments, the aggregate number of Ordinary Shares that may be issued pursuant to share awards under the Plan may not exceed 1,288,882 Ordinary Shares.